RISK MANAGEMENT - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Collateralization of cash	$ 429,544	$ (38,618)
Investment in debt instrument as a percentage of total portfolio	54.35%	60.45%
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on consolidated basis	40.00%
Solvency Risk Ratio	9.00%
Capital Conversion Buffer	1.50%
Systematic Risk Buffer	1.00%
Sovereign
Disclosure of detailed information about financial instruments [line items]
LGD recovery rate weights	52.00%
Corporate
Disclosure of detailed information about financial instruments [line items]
LGD recovery rate weights	47.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Percentage of average difference in foreign currency denominated rights and foreign currency denominated obligations on unconsolidated basis	20.00%
Solvency Risk Ratio	9.00%
Basic Solvency Risk Ratio	4.50%
Banco de Bogota S.A. | Market risk
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	8.60%	9.90%
Banco de Occidente S.A. | Market risk
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	5.80%	4.20%
Banco Popular S.A. | Market risk
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	4.80%	6.40%
Banco Commercial Av Villas S A | Market risk
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	9.70%	5.30%
Corficolombiana S.A | Market risk
Disclosure of detailed information about financial instruments [line items]
Market risk weighted assets as a percentage of total risk weighted assets	13.20%	16.00%